Condensed Financial Information Parent Company Only 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income 1	$ (18,837)	$ (16,312)	$ (17,656)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and accretion 1	0	0	(24)
Undistributed current year earnings of subsidiaries	6,012	6,001	13,540
Loss on securities available for sale 1	0	(34)	(40)
Other1	1,224	2,935	(1,432)
Net cash provided by operating activities	(11,601)	(7,410)	(5,612)
Cash flows from investing activities:
Proceeds transactions of securities available for sale	0	(62)	(1,499)
Acquisition of company	2,500	2,250	0
Investment in subsidiaries	0	5	501
Purchases of other investments, net	0	0	331
Fixed assets sold to subsidiary	0	0	(453)
Net cash (used in) provided by investing activities	2,500	2,193	(1,120)
Cash flows from financing activities:
Payments for treasury stock transactions, net	151	173	147
Tax benefit from stock option exercise 1	(1,122)	0	(232)
Change in noncontrolling interest, net	226	(2,364)	0
Dividends paid 1	8,975	5,405	5,121
Net cash (used in) provided by financing activities	8,230	3,214	5,036
Net increase (decrease) in cash	(871)	(2,003)	(1,696)
Cash at beginning of year		11,255	9,252	7,556
Cash at end of year	$ 12,126	$ 11,255	$ 9,252